Long-term investments (Details) ¥ in Thousands, $ in Thousands				1 Months Ended							12 Months Ended
	Dec. 07, 2017 CNY (¥)	Dec. 07, 2017 USD ($)	Apr. 25, 2016 CNY (¥)	May 18, 2017 CNY (¥)	May 18, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Apr. 30, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Jan. 22, 2016 CNY (¥) shares	Jan. 22, 2016 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment [Line Items]
Balance at the beginning of the year											¥ 515,699
Additions											35,889
Share of income											4,903	$ 754	¥ 2,452	¥ 0
Impairment											1,900	292	114,789	0
Balance at the end of the year											554,591	85,239	515,699
Cost method investments
Shares purchased (in shares) | shares									2,000,000	2,000,000
Disposal gain recognized			¥ 7,308								0	0	7,348	0
Impairments recorded for the investment											1,900	292	0
Cash consideration for equity method investment				¥ 20,000	$ 3,074	¥ 1,900	$ 292		¥ 104,056	$ 15,000	42,534	6,537	502,726	30,690
Payments to Acquire Loans Receivable											0	0	0	558,000
Proceeds from Collection of Loans Receivable											0	$ 0	186,000	¥ 0
Entity One [Member]
Cost method investments
Cost Method Investment, Ownership Percentage				5.00%	5.00%
Entity Two [Member]
Cost method investments
Cost Method Investment, Ownership Percentage				20.00%	20.00%
CHINA
Cost method investments
Cash consideration for equity method investment	¥ 20,634	$ 3,171
Business Acquisition, Percentage of Voting Interests Acquired	5.00%	5.00%
General Partner [Member]
Equity method investment
Cash consideration for equity method investment								¥ 140
Limited partner
Equity method investment
Cash consideration for equity method investment								¥ 26,670
Cost Method
Investment [Line Items]
Balance at the beginning of the year											486,437
Additions											35,889
Share of income											0
Impairment											(1,900)
Balance at the end of the year											520,426		486,437
Equity Method
Investment [Line Items]
Balance at the beginning of the year											29,262
Additions											0
Share of income											4,903
Impairment											0
Balance at the end of the year											¥ 34,165		¥ 29,262